Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 1,272,989	$ 1,233,003
Interest in joint ventures	57	66
Right-of-use asset	3,540	2,202
Other receivables	3	9
Total non-current assets	1,276,589	1,235,280
Current assets
Inventories	39,816	20,048
Other receivables	34,046	58,232
Trade receivables	66,597	87,167
Financial assets at fair value through profit or loss	82,628	89,379
Cash and cash equivalents	9,128	5,076
Total current assets	232,215	259,902
TOTAL ASSETS	1,508,804	1,495,182
Share capital and reserve attributable to the owners of the Company
Share capital	875	875
Adjustment to share capital	340,453	340,419
Treasury stock	31	31
Adjustment to treasury stock	7,288	7,322
Additional paid-in capital	4,716	4,674
Cost treasury stock	(27,946)	(27,946)
Legal reserve	23,621	23,621
Voluntary reserve	228,747	228,747
Other comprehensive loss	(3,472)	(2,532)
Accumulated losses	(135,502)	(183,873)
TOTAL EQUITY	438,811	391,338
Non-current liabilities
Trade payables	1,597	2,866
Other payables	158,924	54,458
Borrowings	44,345	45,268
Deferred revenue	13,474	11,451
Salaries and social security payable	2,449	2,402
Benefit plans	4,922	5,795
Deferred tax liability	478,696	345,384
Provisions	9,861	17,293
Total non-current liabilities	714,268	484,917
Current liabilities
Trade payables	240,950	559,936
Other payables	29,340	19,692
Borrowings	50,663	573
Deferred revenue	50	137
Salaries and social security payable	26,636	29,084
Benefit plans	578	729
Tax liabilities	4,639	4,102
Provisions	2,869	4,674
Total current liabilities	355,725	618,927
TOTAL LIABILITIES	1,069,993	1,103,844
TOTAL LIABILITIES AND EQUITY	$ 1,508,804	$ 1,495,182